                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number: _________

 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Javelin Opportunities LP
Address:  7674 W. Lake Mead Blvd
          Suite 230
          Las Vegas, NV 89128

Form 13F File Number: 28-10651

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas C. Barrow
Title:    Managing Member of the GP
Phone:    (702) 944-1067

Signature, Place, and Date of Signing:

        /s/ Thomas C. Barrow          Las Vegas, NV           10/13/2004
     -------------------------    --------------------    -----------------
              [Signature]             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
                                          -------------
Form 13F Information Table Entry Total:        51
                                          -------------
Form 13F Information Table Value Total:     $163,514
                                          -------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number    Name
     ---    --------------------    -----

     1      28-_________________    Javelin Opportunities Fund Offshore, Ltd.

     2      28-_________________    Javelin Partners LP

                           FORM 13F INFORMATION TABLE

       COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
-----------------------   --------   ---------   --------   ---------------------   ----------   --------   ------------------------

                                                                                                                VOTING AUTHORITY
                          TITLE OF                VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER     ------------------------
NAME OF ISSUER              CLASS      CUSIP     (x$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
-----------------------   --------   ---------   --------   --------   ---   ----   ----------   --------   --------   ------   ----
ADC Telecommunications    OTC IS     000886101       1740     961300    SH          SOLE                      961300

Alliance Gaming Corp      OTC IS     01859P609       4441     294900    SH          SOLE                      294900

Alcatel Alsthom           OPTION     0139044XD        634      76900          PUT   SOLE                       76900

Ambassadors
 International            OTC IS     023178106       4559     363300    SH          SOLE                      363300

Angiotech
 Pharmaceuticals          OTC IS     034918102       2027     100000    SH          SOLE                      100000

Autozone Inc              OPTION     0533324XS        541      30500          PUT   SOLE                       30500

Beauty China Holdings
 Ltd                      FOREIGN    6713733         1797    5219000    SH          SOLE                     5219000

Benihana Natl Corp        OTC IS     082047101       2129     155550    SH          SOLE                      155550

Berkshire Hathaway
 Inc-DE                   COM        084670108       7452         86    SH          SOLE                          86

Boston Scientific Corp    COM        101137107       2781      70000    SH          SOLE                       70000

Calpine Corp              OPTION     1313476AA        293     900000         CALL   SOLE                      900000

Cathay Bancorp Inc        OTC IS     149150104       8159     219400    SH          SOLE                      219400

Cherokee Inc New          OTC IS     16444H102      12875     539600    SH          SOLE                      539600

                           FORM 13F INFORMATION TABLE

       COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
-----------------------   --------   ---------   --------   ---------------------   ----------   --------   ------------------------

                                                                                                                VOTING AUTHORITY
                          TITLE OF                VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER     ------------------------
NAME OF ISSUER              CLASS      CUSIP     (x$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
-----------------------   --------   ---------   --------   --------   ---   ----   ----------   --------   --------   ------   ----
China Pete & Chem Corp
 ADR                      COM        16941R108       1712      41700    SH          SOLE                       41700

Computer Associates       OPTION     2049124WG       2141     340000          PUT   SOLE                      340000

***Consolidated Water
 Co Inc                   OTC IS     G23773107       7906     334300    SH          SOLE                      334300

Design Within Reach Inc   OTC IS     250557105       5877     341900    SH          SOLE                      341900

Dickson Concept Intl
 Ltd                      FOREIGN    6266851         1171    1201550    SH          SOLE                     1201550

Draxis Health Inc         OTC IS     26150J101       5059    1055300    SH          SOLE                     1055300

Health Mgmt Assoc         OPTION     4219335MD        304     311700          PUT   SOLE                      311700

Integrated Alarm Svcs
 Group                    OTC IS     45890M109       1167     282500    SH          SOLE                      282500

Ionics Inc                COM        462218108       4004     148300    SH          SOLE                      148300

iShares Russell           OPTION     4642875MF        488     130100          PUT   SOLE                      130100

Kyphon Inc                OPTION     5015774XD         81     108400          PUT   SOLE                      108400

Lifestyle
 International Ho         FOREIGN    B00LN47         2045    1307000    SH          SOLE                     1307000

LivePerson Inc            OTC IS     538146101        294      89800    SH          SOLE                       89800

                           FORM 13F INFORMATION TABLE

       COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
-----------------------   --------   ---------   --------   ---------------------   ----------   --------   ------------------------

                                                                                                                VOTING AUTHORITY
                          TITLE OF                VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER     ------------------------
NAME OF ISSUER              CLASS      CUSIP     (x$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
-----------------------   --------   ---------   --------   --------   ---   ----   ----------   --------   --------   ------   ----
Longs Drug Stores Inc     COM        543162101      15464     639000    SH          SOLE                      639000

MacQuarie Airports        OTC IS     6543628         2389    1269000    SH          SOLE                     1269000

Microsoft Corp            OTC IS     594918104       2248      81300    SH          SOLE                       81300

Nasdaq 100 Share          OPTION     6311025MD        470    1203700          PUT   SOLE                     1203700

New Frontier Media Inc    OTC IS     644398109       2314     300100    SH          SOLE                      300100

Nipponkoa Insurance
 Co Ltd                   OTC IS     J5428G115       6476    1155000    SH          SOLE                     1155000

Overstock com Inc DE      OTC IS     690370101       4551     123900    SH          SOLE                      123900

Overstock com Inc DE      OPTION     6903704XF        214     123900          PUT   SOLE                      123900

Peets Coffee and Tea
 Inc                      OTC IS     705560100       2274      97200    SH          SOLE                       97200

Petrochina Co Ltd ADS     OTC IS     71646E100       5736     106700    SH          SOLE                      106700

Petrochina Co Ltd         OPTION     71646E4XH         16     106700          PUT   SOLE                      106700

Pfizer Inc                COM        717081103       2225      72700    SH          SOLE                       72700

PLX Technology Inc        OTC IS     693417107        653      90500    SH          SOLE                       90500

                           FORM 13F INFORMATION TABLE

       COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
-----------------------   --------   ---------   --------   ---------------------   ----------   --------   ------------------------

                                                                                                                VOTING AUTHORITY
                          TITLE OF                VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER     ------------------------
NAME OF ISSUER              CLASS      CUSIP     (x$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
-----------------------   --------   ---------   --------   --------   ---   ----   ----------   --------   --------   ------   ----
Ritchie Bros
 Auctioneers              COM        767744105       6795     221700    SH          SOLE                      221700

Sa Sa International
 Ord HK                   FOREIGN    6003401         4556    9731400    SH          SOLE                     9731400

Shoe Carnival Inc         OTC IS     824889109       4668     397300    SH          SOLE                      397300

Starcraft Automotive
 Corp                     OTC IS     855269106       1438     192033    SH          SOLE                      192033

Symyx Technologies Inc    OTC IS     87155S108        970      41200    SH          SOLE                       41200

Taser Intl Inc            OPTION     87651B5OF        462     106100          PUT   SOLE                      106100

Tractor Supply Co         OTC IS     892356106       4722     150200    SH          SOLE                      150200

Tractor Supply Co         OPTION     8923564VG        556     150200          PUT   SOLE                      150200

Wanyou Fire Safety        FOREIGN    6548076         3647   57440000    SH          SOLE                    57440000

Waste Management Inc      COM        94106L109       2636      96400    SH          SOLE                       96400

Webzen Inc                OTC IS     94846M102       2004     325900    SH          SOLE                      325900

Wynn Resorts Ltd          OTC IS     983134107       4352      84200    SH          SOLE                       84200